Reinsurance Contracts - Summary of Reconciliation of Changes in Reinsurance Contracts by Components (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure Of Reconciliation Of Changes In Reinsurance Contracts By Components [Line Items]
Increase due to business combinations related to Reinsurance contract assets		₩ 620,207	$ 429,343	₩ 0
Increase due to business combinations related to Reinsurance contracts liabilities		184,792	$ 127,924	₩ 0
Changes related to future service - Effect of initially recognized contracts		8,174
Risk adjustment for non-financial risk [member]
Disclosure Of Reconciliation Of Changes In Reinsurance Contracts By Components [Line Items]
Changes related to future service - Effect of initially recognized contracts		49,342
Reinsurance contracts held [member]
Disclosure Of Reconciliation Of Changes In Reinsurance Contracts By Components [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		586,446
Increase due to business combinations related to Reinsurance contracts liabilities		136,349
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		450,097
Changes related to current service - Amortization of contractual service margin		(7,868)
Changes related to current service - Changes in risk adjustment for non-financial risk		(1,024)
Changes related to current service - Experience adjustments		4,221
Changes related to current service - Sub-total		(4,671)
Changes related to future service - Change in estimate adjusting contractual service margin		0
Changes related to future service - Change in estimate adjusting loss recovery component		481
Changes related to future service - Effect of initially recognized contracts	[1]	152
Changes related to future service - Sub-total		633
Changes related to past service - Changes in asset for incurred claims		3,745
Changes related to past service - Sub-total		3,745
Reinsurance service result		(293)
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		365
Reinsurance finance interest income and other insurance finance income - Net income		6,905
Reinsurance finance interest income and other insurance finance income - Other comprehensive income	[2]	(20,157)
Reinsurance finance interest income and other insurance finance income - Sub-total		(12,887)
Total Changes in net income, other comprehensive income and reinsurance service result		(13,180)
Cash flow - Premium paid		62,921
Cash flow - Claims and other reinsurance service expenses paid including investment components		(66,502)
Cash flow - Sub-total		(3,581)
Other increase (decrease)		2,079
Ending balance - Insurance contracts assets		620,207
Ending balance - Insurance contracts liabilities		184,792
Ending balance - Net insurance contracts liabilities (asset)		435,415
Reinsurance contracts held [member] | Estimates of present value of future cash flows [member]
Disclosure Of Reconciliation Of Changes In Reinsurance Contracts By Components [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		470,958
Increase due to business combinations related to Reinsurance contracts liabilities		289,635
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		181,323
Changes related to current service - Amortization of contractual service margin		0
Changes related to current service - Changes in risk adjustment for non-financial risk		0
Changes related to current service - Experience adjustments		4,221
Changes related to current service - Sub-total		4,221
Changes related to future service - Change in estimate adjusting contractual service margin		133,284
Changes related to future service - Change in estimate adjusting loss recovery component		6,196
Changes related to future service - Effect of initially recognized contracts		(572)
Changes related to future service - Sub-total		138,908
Changes related to past service - Changes in asset for incurred claims		3,643
Changes related to past service - Sub-total		3,643
Reinsurance service result		146,772
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		365
Reinsurance finance interest income and other insurance finance income - Net income		2,732
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		(19,685)
Reinsurance finance interest income and other insurance finance income - Sub-total		(16,588)
Total Changes in net income, other comprehensive income and reinsurance service result		130,184
Cash flow - Premium paid		62,921
Cash flow - Claims and other reinsurance service expenses paid including investment components		(66,502)
Cash flow - Sub-total		(3,581)
Other increase (decrease)		2,079
Ending balance - Insurance contracts assets		371,842
Ending balance - Insurance contracts liabilities		61,837
Ending balance - Net insurance contracts liabilities (asset)		310,005
Reinsurance contracts held [member] | Risk adjustment for non-financial risk [member]
Disclosure Of Reconciliation Of Changes In Reinsurance Contracts By Components [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		17,215
Increase due to business combinations related to Reinsurance contracts liabilities		(20,976)
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		38,191
Changes related to current service - Amortization of contractual service margin		0
Changes related to current service - Changes in risk adjustment for non-financial risk		(1,024)
Changes related to current service - Experience adjustments		0
Changes related to current service - Sub-total		(1,024)
Changes related to future service - Change in estimate adjusting contractual service margin		(990)
Changes related to future service - Change in estimate adjusting loss recovery component		(5,715)
Changes related to future service - Effect of initially recognized contracts	[1]	38
Changes related to future service - Sub-total		(6,667)
Changes related to past service - Changes in asset for incurred claims		102
Changes related to past service - Sub-total		102
Reinsurance service result		(7,589)
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		0
Reinsurance finance interest income and other insurance finance income - Net income		273
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		(472)
Reinsurance finance interest income and other insurance finance income - Sub-total		(199)
Total Changes in net income, other comprehensive income and reinsurance service result		(7,788)
Cash flow - Premium paid		0
Cash flow - Claims and other reinsurance service expenses paid including investment components		0
Cash flow - Sub-total		0
Other increase (decrease)		0
Ending balance - Insurance contracts assets		24,068
Ending balance - Insurance contracts liabilities		(6,335)
Ending balance - Net insurance contracts liabilities (asset)		30,403
Reinsurance contracts held [member] | Insurance contracts under conversion [Member]
Disclosure Of Reconciliation Of Changes In Reinsurance Contracts By Components [Line Items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations related to Reinsurance contract assets		98,273
Increase due to business combinations related to Reinsurance contracts liabilities		(132,310)
Increase due to business combinations related to Net reinsurance contracts asset (liabilities)		230,583
Changes related to current service - Amortization of contractual service margin		(7,868)
Changes related to current service - Changes in risk adjustment for non-financial risk		0
Changes related to current service - Experience adjustments		0
Changes related to current service - Sub-total		(7,868)
Changes related to future service - Change in estimate adjusting contractual service margin		(132,294)
Changes related to future service - Change in estimate adjusting loss recovery component		0
Changes related to future service - Effect of initially recognized contracts		686
Changes related to future service - Sub-total		(131,608)
Changes related to past service - Changes in asset for incurred claims		0
Changes related to past service - Sub-total		0
Reinsurance service result		(139,476)
Reinsurance finance interest income and other insurance finance income - Effect of changes in credit risk of reinsurance liabilities		0
Reinsurance finance interest income and other insurance finance income - Net income		3,900
Reinsurance finance interest income and other insurance finance income - Other comprehensive income		0
Reinsurance finance interest income and other insurance finance income - Sub-total		3,900
Total Changes in net income, other comprehensive income and reinsurance service result		(135,576)
Cash flow - Premium paid		0
Cash flow - Claims and other reinsurance service expenses paid including investment components		0
Cash flow - Sub-total		0
Other increase (decrease)		0
Ending balance - Insurance contracts assets		224,297
Ending balance - Insurance contracts liabilities		129,290
Ending balance - Net insurance contracts liabilities (asset)		₩ 95,007

[1]	There are no reinsurance contracts acquired in a transfer.
[2]	The finance income recognized in other comprehensive income is the amount before deducting tax and non-controlling interests.